Related Party Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Amounts due from related parties current:
Amounts due from related parties current	$ 18,245	¥ 125,446	¥ 114,256
Amounts due from related parties non-current:
Amounts due from related parties non current	5,007	34,424	20,210
Amounts due to related parties current:
Amount due to a related party	7,611	52,328	55,675
Amounts due from related parties non-current:
Amounts due to related parties non current	73,373	504,478
Xiaomi Communication Technology Limited and Beijing Xiaomi Mobile Software Limited
Amounts due from related parties current:
Amounts due from related parties current	5,986	41,159	39,016
Seller of iJoy
Amounts due from related parties current:
Amounts due from related parties current			26,137
Amounts due to related parties current:
Amount due to a related party			39,068
WiFire (Beijing) Technology Co., Ltd.
Amounts due from related parties current:
Amounts due from related parties current	5,320	36,578	15,321
Shanghai Fawei Technology Co., Ltd. (SH Fawei)
Amounts due from related parties current:
Amounts due from related parties current	1,999	13,742	10,332
Shanghai Shibei Hi-Tech Co., Ltd.
Amounts due from related parties current:
Amounts due from related parties current	1,425	9,800	9,800
Beijing Kingsoft Cloud Network Technology Limited
Amounts due from related parties current:
Amounts due from related parties current	143	982	5,663
Amounts due to related parties current:
Amount due to a related party	89	609	2,070
Wuhan Fastweb Cloud Computing Company Limited
Amounts due from related parties current:
Amounts due from related parties current	746	5,131	4,600
Beijing Taiji Data Tech Co Ltd
Amounts due from related parties current:
Amounts due from related parties current	1,970	13,542
Amounts due to related parties current:
Amount due to a related party	978	6,724
UNISVNET Technology Co Ltd
Amounts due from related parties current:
Amounts due from related parties current	156	1,072
Other Related Party Transactions
Amounts due from related parties current:
Amounts due from related parties current	500	3,440	3,387
Amounts due to related parties current:
Amount due to a related party	266	1,826	1,561
Beijing Fastweb Network Technology Co Ltd Bjfastweb
Amounts due from related parties non-current:
Amounts due from related parties non current	3,041	20,910	20,210
Beijing Bozhi Ruihai Network Technology Co Ltd
Amounts due to related parties current:
Amount due to a related party	740	5,088	9,358
Beijing Chengyishidai Network Technology Company Limited
Amounts due to related parties current:
Amount due to a related party	1,041	7,158	¥ 3,618
Ziguang Financial Leasing Co Ltd
Amounts due from related parties non-current:
Amounts due from related parties non current	297	2,042
Amounts due to related parties current:
Amount due to a related party	1,300	8,938
Amounts due from related parties non-current:
Amounts due to related parties non current	1,822	12,527
Beijing Tuspark Harmonious Investment Development Co Ltd
Amounts due from related parties non-current:
Amounts due from related parties non current	1,669	11,472
Amounts due to related parties current:
Amount due to a related party	2,014	13,850
Amounts due from related parties non-current:
Amounts due to related parties non current	64,522	443,622
Wi Fire Shanghai Network Technology Co Ltd
Amounts due to related parties current:
Amount due to a related party	1,183	8,135
Shihua DC Investment Holdings Limited
Amounts due from related parties non-current:
Amounts due to related parties non current	$ 7,029	¥ 48,329